Hedge Accounting - Summary of Fair Value Hedge Instruments (Detail) - BRL (R$)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Detailed Information about Hedges [Line Items]
Nominal Value	R$ 126,549,000,000	R$ 171,439,000,000
Fair value hedge [Member]
Disclosure of Detailed Information about Hedges [Line Items]
Nominal Value	21,591,000,000	19,410,000,000
Book value, Assets	86,000,000	86,000,000
Book value, Liabilities	1,078,000,000	114,000,000
Variation in the amount used to calculate hedge ineffectiveness	(93,000,000)	(27,000,000)
Hedge ineffectiveness recognized in income	10,000,000	(2,000,000)
Fair value hedge [Member] | Interest rate risk [Member] | Interest rate swap2 [Member]
Disclosure of Detailed Information about Hedges [Line Items]
Nominal Value	21,591,000,000	19,410,000,000
Book value, Assets	86,000,000	86,000,000
Book value, Liabilities	1,078,000,000	114,000,000
Variation in the amount used to calculate hedge ineffectiveness	(93,000,000)	(27,000,000)
Hedge ineffectiveness recognized in income	R$ 10,000,000	R$ (2,000,000)